Convertible Senior Notes - Schedule of Amounts of Interest Cost Recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Debt Disclosure [Abstract]
Contractual interest expense	¥ 571,193	$ 78,253	¥ 644,143	¥ 404,120
Amortization of the discount and issuance costs	278,243	38,119	292,238	65,475
Total	¥ 849,436	$ 116,372	¥ 936,381	¥ 469,595